Shareholder Report, Average Annual Return (Details)		12 Months Ended			24 Months Ended	36 Months Ended	37 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	60 Months Ended			72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
AST INTERNATIONAL EQUITY PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			32.84%								5.76%							10.00%
AST LARGE-CAP EQUITY PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.88%								13.25%							12.47%
AST LARGE-CAP GROWTH PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			17.06%								11.35%							16.27%
AST LARGE-CAP VALUE PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.05%								12.97%							11.35%
AST SMALL-CAP EQUITY PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.41%								1.81%							10.39%
AST BOND PORTFOLIO 2026
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.19%								0.02%							2.35%
AST BOND PORTFOLIO 2027
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			5.99%								(0.67%)									2.02%
AST BOND PORTFOLIO 2028
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.02%								(0.99%)						2.23%
AST BOND PORTFOLIO 2029
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.78%								(1.51%)					2.21%
AST BOND PORTFOLIO 2030
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.04%								(1.80%)				2.59%
AST BOND PORTFOLIO 2031
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.43%								(2.39%)			0.05%
AST BOND PORTFOLIO 2032
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.73%										(3.00%)
AST BOND PORTFOLIO 2033
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.94%							(2.88%)
AST BOND PORTFOLIO 2034
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			9.10%			3.33%
AST BOND PORTFOLIO 2035
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			9.21%		3.30%
AST BOND PORTFOLIO 2036
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent		7.90%
AST CORE FIXED INCOME PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.15%								(1.10%)							2.30%
AST INVESTMENT GRADE BOND PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.57%								(0.12%)							3.39%
AST MULTI-SECTOR FIXED INCOME PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			6.61%								(1.62%)							3.26%
AST QUANTITATIVE MODELING PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.76%								7.62%							8.65%
AST BALANCED ASSET ALLOCATION PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.35%								6.96%							8.05%
AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			15.55%								6.86%							8.28%
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.00%								8.22%							8.26%
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			11.33%								3.76%							5.45%
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			16.17%								8.81%							9.59%
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			14.03%								7.43%							9.06%
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			10.37%								3.31%							5.19%
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			12.53%								5.61%							7.30%
AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			13.55%								5.58%							5.73%
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.07%				5.07%
AST PGIM FIXED INCOME CENTRAL PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			8.24%					5.20%
AST TARGET MATURITY CENTRAL PORTFOLIO
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Portfolio
Average Annual Return, Percent			7.69%						3.12%
MSCI EAFE Index (GD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (GD)
Average Annual Return, Percent			31.89%								9.47%							8.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	[1]		17.88%								14.42%							14.82%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	7.30%	[1]	4.23%	4.66%	4.38%	3.09%	2.69%	(0.07%)	(0.36%)	[1]	(0.36%)	0.91%	1.99%	1.74%	1.94%	2.01%	[1]	2.01%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			18.56%								15.32%							18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			15.91%								11.33%							10.53%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			12.81%								6.09%							9.62%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index
Average Annual Return, Percent			4.83%								(0.25%)							2.07%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index
Average Annual Return, Percent			5.67%								(0.68%)									2.03%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index
Average Annual Return, Percent			6.35%								(1.10%)						1.96%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index
Average Annual Return, Percent			6.81%								(1.54%)					1.75%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index
Average Annual Return, Percent			7.20%								(1.99%)				1.99%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index
Average Annual Return, Percent			7.34%								(2.47%)			(0.04%)
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index
Average Annual Return, Percent			7.41%										(2.95%)
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index
Average Annual Return, Percent			7.34%							(3.17%)
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index
Average Annual Return, Percent			7.20%			2.62%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index
Average Annual Return, Percent			6.92%		1.73%
Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index
Average Annual Return, Percent		6.35%
Bloomberg US 5-10 Year Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 5-10 Year Government/Credit Bond Index
Average Annual Return, Percent			8.76%								(0.15%)							2.55%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[2]		7.51%								(1.36%)							3.43%
Custom Blended Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[3]		16.86%								9.27%							10.51%
Custom Blended Index 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[4]		14.94%								7.34%							8.85%
Custom Blended Index 3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[5]		16.00%								7.98%							8.75%
Custom Blended Index 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[6]		16.36%								8.59%							9.91%
Custom Blended Index 5 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[7]		11.74%								4.12%							6.04%
Custom Blended Index 6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[8]		18.99%								10.27%							10.71%
Custom Blended Index 7 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[9]		12.94%								4.82%							6.41%
Custom Blended Index 8 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[10]		16.21%								7.76%							8.73%
Custom Blended Index 9 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Custom Blended Index
Average Annual Return, Percent	[11]		13.75%								6.73%							6.82%

[1]	The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%), which includes a cap of 7.5% on investments in the financials sector.
[3]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (25%).
[4]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond Index (40%).
[5]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%), Wilshire US REIT Index (3.33%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (3.33%), Bloomberg Commodity Index (3.33%), and ICE BofA US 3-Month Treasury Bill Index (5%).
[6]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond Index (30%).
[7]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond Index (65%).
[8]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index (15%).
[9]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).
[10]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%).
[11]	The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%), ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Index (9%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (8%), and Bloomberg Commodity Index (8%).